Significant related party transactions and balances - Due from related parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Significant related party transactions and balances
Aggregate receivables	$ 11,532,911	$ 12,220,264
Trade receivables, credit term on related party transactions	30 days	30 days
United States Dollar
Significant related party transactions and balances
Aggregate receivables	$ 4,447,227	$ 9,206,835
Singapore Dollar
Significant related party transactions and balances
Aggregate receivables	47,476	83,429
Hong Kong Dollar
Significant related party transactions and balances
Aggregate receivables	2,930,000	2,930,000
RigSec Technology Limited
Significant related party transactions and balances
Trade receivables		25,000
Gamma Digital Ltd
Significant related party transactions and balances
Trade receivables	4,500
Whalefin Technologies Ltd
Significant related party transactions and balances
Trade receivables	4,108,208
Non-trade receivables	1,657,103	6,594,664
Amber AI Ltd
Significant related party transactions and balances
Non-trade receivables	124,552	400,000
Amber Technologies Global Pte Ltd
Significant related party transactions and balances
Non-trade receivables	47,476	47,476
Amber Technologies Service Pte Ltd
Significant related party transactions and balances
Non-trade receivables	65,578	35,953
WhaleFin Markets Ltd
Significant related party transactions and balances
Non-trade receivables	5,500,512	5,115,549
Amber Custodian Services Ltd
Significant related party transactions and balances
Non-trade receivables	14,505	$ 1,622
Amber Mega Ltd
Significant related party transactions and balances
Non-trade receivables	5,000
Amber Macro Holding Ltd [Member]
Significant related party transactions and balances
Non-trade receivables	$ 5,477